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                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser Series (the Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 6 ("PEA No. 6") on September 26, 2002, pursuant to Rule 485(b) under the 1933 Act for the following funds:

                  Janus Adviser Growth Fund
                  Janus Adviser Aggressive Growth Fund
                  Janus Adviser Capital Appreciation Fund
                  Janus Adviser Core Equity Fund
                  Janus Adviser Balanced Fund
                  Janus Adviser Growth and Income Fund
                  Janus Adviser Strategic Value Fund
                  Janus Adviser International Fund
                  Janus Adviser Worldwide Fund
                  Janus Adviser Global Value Fund
                  Janus Adviser Flexible Income Fund
                  Janus Adviser Money Market Fund (collectively, the "Funds").

         3.       The text of PEA No. 6 has been filed electronically.


         DATED:  September 30, 2002

                                                     JANUS ADVISER SERIES
                                                     on behalf of the Funds



                                                     By: /s/ Bonnie M. Howe
                                                        ------------------------
                                                        Bonnie M. Howe
                                                        Vice President